UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 66.0%
	Accelerated Assets, Series 2018-1, Class B
$1,183,110	4.510%, 12/02/33 (A)	$1,187,825
	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,331,339
	American Airlines Pass-Through Trust, Series 2012-2, Class C
4,000,000	4.700%, 06/03/21	4,010,060
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,034,436
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,185,309
	Avis Budget Rental Car Funding AESOP, Series 2018-2A, Class B
1,625,000	4.270%, 03/20/25 (A)	1,672,190
	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1
88,006	3.352%, 11/28/32 (A)	87,734
	Bayview Opportunity Master Fund IIIa Trust, Series 2018-RN8, Class A1
982,122	4.066%, 09/28/33 (A)	982,628
	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,406,279
	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1
11,465	3.672%, 03/28/33 (A)	11,465
	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1
824,069	4.213%, 10/29/33 (A)	824,816
	Bayview Opportunity Master Fund Trust IIb, Series 2018-RN5, Class A1
524,132	3.820%, 04/28/33 (A)	523,925
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
682,500	5.682%, 12/16/41 (A)	692,484
	CAM Mortgage Trust, Series 2018-1, Class A1
331,183	3.960%, 12/01/65 (A)	329,840
	Carmax Auto Owner Trust, Series 2018-4, Class D
985,000	4.150%, 04/15/25	997,517
	CCG Receivables Trust, Series 2018-1, Class C
1,550,000	3.420%, 06/16/25 (A)	1,546,100
	Chesapeake Funding II, Series 2017-2A, Class D
785,000	3.710%, 05/15/29 (A)	788,441
	Chesapeake Funding II, Series 2018-1A, Class C
1,060,000	3.570%, 04/15/30 (A)	1,063,399

1

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 66.0% (continued)
	Chesapeake Funding II, Series 2018-1A, Class D
$1,980,000	3.920%, 04/15/30 (A)	$1,986,536
	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
1,114,101	4.000%, 01/25/68 (A) (B)	1,116,327
	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1
3,660,960	4.125%, 03/25/59 (A)	3,659,219
	Coinstar Funding, Series 2017-1A, Class A2
6,140,625	5.216%, 04/25/47 (A)	6,204,662
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,007,601
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,304,738
	Colony Starwood Homes, Series 2016-2A, Class E
1,967,188	5.859%, VAR LIBOR USD 1 Month+3.350%, 12/17/33 (A)	1,967,176
	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,663,986
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
846,140	5.103%, 05/25/35	854,645
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,123,725
	CPS Auto Receivables Trust, Series 2018-D, Class C
1,560,000	3.830%, 09/15/23 (A)	1,578,277
	CSMC Trust, Series 2018-RPL7, Class A1
1,388,676	4.000%, 08/26/58 (A)	1,383,866
	DB Master Finance, Series 2015-1A, Class A2II
2,988,563	3.980%, 02/20/45 (A)	3,003,505
	DB Master Finance, Series 2017-1A, Class A2II
2,286,900	4.030%, 11/20/47 (A)	2,247,245
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
2,865,800	6.070%, 10/22/29 (A)	2,896,587
	Diamond Resorts Owner Trust, Series 2018-1, Class C
2,240,810	4.530%, 01/21/31 (A)	2,248,718
	Domino’s Pizza Master Issuer, Series 2017-1A, Class A23
3,644,500	4.118%, 07/25/47 (A)	3,564,430
	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2I
2,163,650	4.116%, 07/25/48 (A)	2,160,534

2

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 66.0% (continued)
	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2II
$337,450	4.328%, 07/25/48 (A)	$334,183
	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
1,027,238	4.739%, 04/20/48 (A)	1,041,136
	DT Auto Owner Trust, Series 2018-2A, Class D
1,455,000	4.150%, 03/15/24 (A)	1,462,180
	Elm Trust, Series 2018-2A, Class A2
1,875,000	4.605%, 10/20/27 (A)	1,907,428
	Exeter Automobile Receivables Trust, Series 2018-3A, Class D
3,000,000	4.350%, 06/17/24 (A)	3,036,979
	Falcon Aerospace, Series 2017-1, Class A
1,550,041	4.581%, 02/15/42 (A)	1,544,583
	FAN Engine Securitization, Series 2013-1A, Class 1A
3,303,053	4.625%, 10/15/43 (A)	3,272,598
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
830,000	4.310%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	817,006
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,145,441
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,172,635
	Five Guys Funding, Series 2017-1A, Class A2
2,565,613	4.600%, 07/25/47 (A)	2,622,452
	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
3,045,000	4.710%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	3,098,643
	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
2,048,000	4.910%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	2,087,339
	GCA Holdings, Series 2014-1, Class C
2,035,095	6.000%, 01/05/30 (A) (C)	1,555,830
	GCA Holdings, Series 2014-1, Class D
822,283	7.500%, 01/05/30 (A) (C)	398,561
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.648%, 01/05/30 (A) (C)	—
	GCAT, Series 2018-1, Class A1
1,228,738	3.844%, 06/25/48 (A)	1,219,929
	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A) (C)	1,004,142

3

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 66.0% (continued)
	Global Container Assets, Series 2015-1A, Class B
$751,622	4.500%, 02/05/30 (A)	$721,923
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
2,420,000	5.391%, 08/10/44 (A) (B)	2,354,720
	Harbour Aircraft Investments, Series 2017-1, Class C
5,772,291	8.000%, 11/15/37 (C)	5,778,825
	Home Partners of America, Series 2016-2, Class E
955,000	6.288%, VAR LIBOR USD 1 Month+3.780%, 10/17/33 (A)	954,355
	Home Partners of America, Series 2016-2, Class F
3,007,000	7.208%, VAR LIBOR USD 1 Month+4.700%, 10/17/33 (A)	3,006,973
	Horizon Aircraft Finance I, Series 2018-1, Class A
4,232,692	4.458%, 12/15/38 (A)	4,315,043
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,369,767
	Invitation Homes Trust, Series 2018-SFR2, Class E
5,700,000	4.509%, VAR LIBOR USD 1 Month+2.000%, 06/17/37 (A)	5,650,030
	Invitation Homes Trust, Series 2018-SFR1, Class E
2,063,000	4.508%, VAR LIBOR USD 1 Month+2.000%, 03/17/37 (A)	2,035,330
	Invitation Homes Trust, Series 2018-SFR3, Class E
3,130,000	4.508%, VAR LIBOR USD 1 Month+2.000%, 07/17/37 (A)	3,098,615
	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,737,505	4.250%, 12/15/38 (A)	2,694,161
	Key Resorts, Series 2014-A, Class C
786,162	5.870%, 03/17/31 (A) (B)	778,151
	Lendmark Funding Trust, Series 2017-1A, Class C
600,000	5.410%, 12/22/25 (A)	613,065
	MAPS, Series 2018-1A, Class B
1,601,910	5.193%, 05/15/43 (A)	1,615,053
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
1,080,000	5.485%, 06/15/44 (A) (B)	1,045,136
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,051,344
	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,810,148
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,461,926

4

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 66.0% (continued)
	OneMain Financial Issuance Trust, Series 2016-2A, Class C
$3,000,000	5.670%, 03/20/28 (A)	$3,022,738
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,734,550
	Orange Lake Timeshare Trust, Series 2018-A, Class C
1,265,510	3.740%, 11/08/30 (A)	1,263,411
	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
8,573,513	4.666%, 09/05/48 (A)	8,710,689
	Prestige Auto Receivables Trust, Series 2016-1A, Class D
950,000	5.150%, 11/15/21 (A)	967,265
	Prestige Auto Receivables Trust, Series 2017-1A, Class E
4,000,000	4.890%, 05/15/24 (A)	4,022,806
	PRPM, Series 2017-2A, Class A2
1,690,000	5.000%, 09/25/22 (A)	1,680,729
	PRPM, Series 2017-3A, Class A2
2,076,000	5.000%, 11/25/22 (A) (B)	2,040,001
	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,163,611
	RCO Mortgage, Series 2017-1, Class A2
2,305,000	5.125%, 08/25/22 (A)	2,306,721
	RCO V Mortgage, Series 2018-1, Class A1
3,557,892	4.000%, 05/25/23 (A)	3,546,917
	Rise, Series 2014-1, Class B
543,806	6.500%, 02/15/39 (B) (C)	516,616
	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,563,174
	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	4,027,430
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	699,531
	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1
3,628,653	4.016%, 05/16/23 (A)	3,612,962
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.659%, VAR LIBOR USD 1 Month+4.150%, 11/15/27 (A)	2,405,663
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,771,848

5

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 66.0% (continued)
	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
$660,000	4.300%, 11/15/24 (A)	$664,342
	United Airlines Pass-Through Trust, Series 2014-1, Class B
1,841,847	4.750%, 04/11/22	1,845,162
	VOLT LXVIII, Series 2018-NPL4, Class A1A
1,453,273	4.336%, 07/27/48 (A)	1,453,446
	VOLT LXX, Series 2018-NPL6, Class A1A
2,313,280	4.115%, 09/25/48 (A)	2,311,306
	VOLT LXXII, Series 2018-NPL8, Class A1A
4,132,952	4.213%, 10/26/48 (A)	4,115,711
	WAVE Trust, Series 2017-1A, Class B
2,744,555	5.682%, 11/15/42 (A)	2,808,708
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
791,480	4.742%, 03/25/35 (B)	806,309
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11
1,484,698	5.500%, 03/25/36	1,482,960
	Westgate Resorts, Series 2014-1A, Class C
144,359	5.500%, 12/20/26 (A)	144,075
	Westlake Automobile Receivables Trust, Series 2018-2A, Class D
3,035,000	4.000%, 01/16/24 (A)	3,058,196
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
1,225,000	4.821%, 06/15/45 (A) (B)	1,037,550
	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,693,882	4.750%, 09/15/43 (A)	2,770,659
	Wingstop Funding, Series 2018-1, Class A2
950,000	4.970%, 12/05/48 (A)	972,781

	Total Asset-Backed Securities
	(Cost $234,007,245)	231,251,061

Residential Mortgage-Backed Obligations — 16.4%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
591,531	5.500%, 04/25/34	600,486
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,860,872	6.000%, 09/25/34	1,928,619

6

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 16.4% (continued)
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
$330,627	5.750%, 01/25/35	$329,720
	Alternative Loan Trust, Series 2005-J1, Class 2A1
296,004	5.500%, 02/25/25	299,287
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
919,740	5.500%, 10/25/33	940,696
	Banc of America Funding Trust, Series 2004-B, Class 4A2
253,373	4.285%, 11/20/34 (B)	249,025
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,154,101	5.750%, 11/25/35	1,220,048
	Banc of America Funding Trust, Series 2007-4, Class 5A1
335,291	5.500%, 11/25/34	331,575
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
450,704	4.441%, 08/25/34 (B)	443,368
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
1,693,476	4.559%, 08/25/35 (B)	1,673,489
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
301,150	4.750%, 09/25/34 (A) (B)	299,036
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
2,099,830	4.990%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	2,105,038
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
386,329	5.500%, 08/25/34	399,201
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB8, Class 4A1
280,091	3.329%, 01/20/35 (B)	278,889
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB7, Class 2A
4,795	4.383%, 11/20/35 (B) (C)	3,688
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,434,001	6.160%, 12/25/33	2,476,619
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
949,782	2.860%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	922,829
	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
516,572	4.244%, 07/19/35 (B)	498,761

7

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 16.4% (continued)
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
$104,375	4.202%, 07/25/35 (B)	$102,412
	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
2,171,882	3.023%, VAR ICE LIBOR USD 1 Month+0.520%, 06/19/34	2,146,925
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,513,065	4.555%, 10/25/34 (B)	1,557,838
	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1,661,213	3.290%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/34	1,470,829
	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
1,841,646	3.150%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/45	1,775,599
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,941,954	3.977%, 08/25/35 (B)	1,725,455
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
4,629,817	2.720%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	3,912,465
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
2,229,094	6.000%, 09/25/34	2,317,872
	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
732,543	4.688%, 02/25/36 (B)	675,770
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
1,948,451	6.000%, 10/25/37	2,018,202
	Lehman XS Trust, Series 2005-7N, Class 3A1
539,398	2.790%, VAR ICE LIBOR USD 1 Month+0.280%, 12/25/35	470,480
	Lehman XS Trust, Series 2006-2N, Class 1A1
1,012,230	2.770%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	926,825
	Lehman XS Trust, Series 2006-12N, Class A2A1
21	2.660%, VAR ICE LIBOR USD 1 Month+0.150%, 08/25/46 (C)	20
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
2,070,047	3.968%, 03/25/35 (B)	2,028,025
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,924,884	3.641%, 03/25/35 (B)	2,651,060
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,104,985	4.441%, 04/25/36 (B)	1,100,096
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
614,127	5.250%, 11/25/33	634,737
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
3,582,790	5.500%, 03/25/34	3,638,306

8

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 16.4% (continued)
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
$708,296	5.500%, 06/25/34	$727,425
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
990,496	6.000%, 06/25/34	1,026,971
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,073,669	6.000%, 09/25/34	2,214,940
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
232,980	5.500%, 11/25/35	237,487
	RALI Series Trust, Series 2006-QO4, Class 2A1
1,507,490	2.700%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/46	1,401,580
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,717,692	4.917%, 03/25/35 (B)	2,288,473
	Sequoia Mortgage Trust, Series 2017-CH1, Class A1
496,560	4.000%, 08/25/47 (A) (B)	498,801
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
5,597,970	2.820%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	4,411,236
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
402,974	5.500%, 02/25/35	403,508

	Total Residential Mortgage-Backed Obligations
	(Cost $54,508,758)	57,363,711

Commercial Mortgage-Backed Obligations — 11.2%
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
775,000	6.009%, VAR LIBOR USD 1 Month+3.500%, 11/15/31 (A)	753,698
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	7.009%, VAR LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,125,166
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.832%, 08/15/45 (A) (B)	938,284
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,524,674	5.869%, 09/15/40 (B)	1,471,165
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	5,041,726
	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.698%, 11/10/46 (A) (B)	1,397,927
	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
428,857	5.780%, 08/10/45 (B)	430,408

9

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 11.2% (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class B
$292,077	5.021%, 01/12/37 (B)	$292,353
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM
292,438	5.464%, 01/15/49 (B)	292,588
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.217%, 06/15/43 (A) (B)	3,164,170
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.217%, 06/15/43 (A) (B)	585,336
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.373%, 08/15/46 (A) (B)	2,990,736
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,983,083
	Motel 6 Trust, Series 2017-M6MZ, Class M
7,946,071	9.435%, VAR LIBOR USD 1 Month+6.927%, 08/15/19 (A)	8,021,505
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,756,170
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.955%, VAR LIBOR USD 1 Month+3.446%, 11/15/27 (A) (C)	2,947,569
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.652%, 02/15/44 (A) (B)	2,083,903
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,240,343	5.683%, 03/15/44 (A) (B)	2,974,334

	Total Commercial Mortgage-Backed Obligations
	(Cost $39,383,988)	39,250,121

Other Investment — 2.2%
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C)	7,790,625

	Total Other Investment
	(Cost $9,000,000)	7,790,625

10

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Municipal Bond — 0.8%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
$2,980,000	7.309%, 06/01/34	$2,890,630

	Total Municipal Bond
	(Cost $2,628,860)	2,890,630

Short-Term Investment — 3.2%
11,182,097	Dreyfus Treasury Prime Cash Management, Institutional Class , 2.250% (D)	11,182,097

	Total Short-Term Investment
	(Cost $11,182,097)	11,182,097

	Total Investments — 99.7%
	(Cost $350,710,948)	349,728,245
	Other Assets and Liabilities, net — 0.3%	917,109

	Net Assets — 100.0%	$350,645,354

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2019 was $248,622,461, representing 70.9% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	The rate shown is the 7-day effective yield as of January 31, 2019.

Cl	— Class

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GMAC	— General Motors Acceptance Corporation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

RB	— Revenue Bond

USD	— United States Dollar

VAR	— Variable Rate

11

Portfolio of Investments — as of January 31, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$221,997,087	$9,253,974	$231,251,061
Residential Mortgage-Backed Obligations	—	57,360,003	3,708	57,363,711
Commercial Mortgage-Backed Obligations	—	36,302,552	2,947,569	39,250,121
Other Investment	—	—	7,790,625	7,790,625
Municipal Bond	—	2,890,630	—	2,890,630
Short-Term Investment	11,182,097	—	—	11,182,097

Total Investments in Securities	$11,182,097	$318,550,272	$19,995,876	$349,728,245

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Residential Mortgage-Backed Obligations	Commercial Mortgage-Backed Obligations	Investments in Other Investments	Total Investments

Beginning balance as of November 1, 2018	$13,576,029	$5,554	$3,255,100	$8,071,875	$24,908,558

Accrued discounts/premiums	—	—	—	—	—

Realized gain/(loss)	—	—	—	—	—

Change in unrealized appreciation/(depreciation)	(71,273)	59	(311,619)	(281,250)	(664,083)

Purchases	1,004,142	—	4,088	—	1,008,230

Sales	(41,924)	(1,905)	—	—	(43,829)

Net transfer into Level 3	—	—	—	—	—

Net transfer out of Level 3	(5,213,000)	—	—	—	(5,213,000)

Ending balance as of January 31, 2019	$9,253,974	$3,708	$2,947,569	$7,790,625	$19,995,876

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Levels 2 and 3 from the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “-“ are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

12

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019